Schedule of investments
Delaware Ivy Balanced Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.69%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,831,757	$ 3,695,936
Series 2016-71 NB 3.00% 10/25/46	5,006,759	4,557,823

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	3,137,798	2,921,764
Total Agency Collateralized Mortgage Obligations (cost $12,445,816)		11,175,523

Agency Mortgage-Backed Securities — 9.15%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	1,861,032	1,707,637
Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,319,457	1,975,323
Fannie Mae S.F. 30 yr
2.00% 4/1/51	7,437,915	6,073,113
2.50% 1/1/52	4,558,468	3,866,567
2.50% 4/1/52	1,364,129	1,156,842
3.00% 12/1/51	3,671,267	3,243,233
3.00% 2/1/52	9,446,708	8,290,988
3.50% 1/1/48	690,803	640,576
3.50% 8/1/50	605,000	560,953
3.50% 8/1/51	4,498,215	4,096,719
3.50% 1/1/52	5,765,608	5,247,318
3.50% 4/1/52	11,974,283	10,993,486
4.50% 11/1/43	2,450,644	2,419,385
4.50% 10/1/44	745,698	732,542
4.50% 5/1/49	1,880,833	1,836,002
5.00% 6/1/52	3,177,627	3,133,683
5.00% 9/1/52	6,597,440	6,506,202
5.50% 10/1/52	9,473,516	9,502,099
5.50% 11/1/52	1,884,266	1,906,075
5.50% 12/1/52	1,873,733	1,878,762
6.50% 10/1/28	9,516	9,744
6.50% 2/1/29	1,381	1,407
6.50% 2/1/32	12,316	12,899
6.50% 9/1/32	10,581	10,944
7.00% 11/1/31	13,263	13,508
7.00% 2/1/32	12,290	12,586
7.00% 3/1/32	7,383	7,738
7.00% 7/1/32	11,317	11,619

Freddie Mac S.F. 15 yr 2.00% 12/1/35	2,621,801	2,345,113
Freddie Mac S.F. 20 yr
2.00% 3/1/41	8,355,478	7,115,727
2.50% 2/1/42	3,518,555	3,059,776
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,034,570	1,656,632
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 7/1/50	3,854,584	$ 3,310,219
2.50% 1/1/52	11,541,131	9,826,268
3.00% 8/1/51	353,020	312,109
3.00% 12/1/51	9,954,278	8,745,804
3.00% 2/1/52	10,177,014	8,935,181
3.50% 6/1/47	3,733,521	3,462,576
3.50% 4/1/52	3,259,828	2,976,429
4.00% 8/1/52	6,794,721	6,409,025
4.50% 9/1/52	3,810,265	3,671,125
5.00% 7/1/52	2,653,386	2,616,692
5.50% 9/1/52	2,090,753	2,117,640
5.50% 11/1/52	3,218,392	3,230,178
6.50% 12/1/31	13,870	14,229
6.50% 1/1/32	10,803	11,141

GNMA I S.F. 30 yr 6.50% 8/15/28	5,745	5,905
GNMA II S.F. 30 yr
3.00% 12/20/51	1,745,384	1,559,546
5.00% 9/20/52	1,646,875	1,632,281
Total Agency Mortgage-Backed Securities (cost $162,723,548)		148,861,546

Convertible Bonds — 0.04%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	29,000	28,317
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	662,000	642,140
Total Convertible Bonds (cost $659,100)		670,457

Corporate Bonds — 11.63%
Banking — 2.03%
Bank of America
2.482% 9/21/36 μ	2,600,000	1,916,348
2.676% 6/19/41 μ	955,000	645,868
4.375% 1/27/27 *, μ, ψ	415,000	352,514
6.204% 11/10/28 μ	670,000	692,960

Bank of New York Mellon 5.802% 10/25/28 μ	303,000	313,862
Barclays 7.325% 11/2/26 μ	655,000	679,165
Citigroup
5.61% 9/29/26 μ	335,000	336,785
6.25% 8/15/26 μ, ψ	6,428,000	6,251,230

Citizens Bank 6.064% 10/24/25 μ	1,085,000	1,098,010
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	670,000	611,150
NQ-IV017 [12/22] 2/23 (2745481)    1

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
4.337% 4/25/33 μ	217,000	$ 198,883
6.361% 10/27/28 μ	3,000	3,092

Fifth Third Bank 5.852% 10/27/25 μ	805,000	813,706
Goldman Sachs Group 1.542% 9/10/27 μ	205,000	177,096
Huntington National Bank
4.552% 5/17/28 μ	250,000	241,610
5.65% 1/10/30	430,000	434,302
JPMorgan Chase & Co.
1.953% 2/4/32 μ	605,000	464,175
4.851% 7/25/28 μ	1,330,000	1,298,646
5.00% 8/1/24 μ, ψ	2,476,000	2,266,916

KeyBank 5.85% 11/15/27	1,161,000	1,200,437
KeyCorp 4.789% 6/1/33 μ	376,000	356,117
Morgan Stanley
2.484% 9/16/36 μ	880,000	640,103
6.138% 10/16/26 μ	445,000	454,976
6.296% 10/18/28 μ	560,000	579,084
6.342% 10/18/33 μ	365,000	383,616
PNC Financial Services Group
5.671% 10/28/25 μ	635,000	642,213
6.20% 9/15/27 *, μ, ψ	535,000	524,166
State Street
2.203% 2/7/28 μ	495,000	445,365
5.751% 11/4/26 μ	140,000	143,462
5.82% 11/4/28 μ	100,000	103,448

SVB Financial Group 4.57% 4/29/33 μ	655,000	581,317
Toronto-Dominion Bank 4.108% 6/8/27 *	710,000	687,466
Truist Financial 6.123% 10/28/33 μ	386,000	407,367
US Bancorp
3.10% 4/27/26	4,400,000	4,161,246
5.727% 10/21/26 μ	455,000	463,918
Wells Fargo & Co.
2.572% 2/11/31 μ	2,130,000	1,768,422
4.808% 7/25/28 μ	645,000	631,032
		32,970,073
Basic Industry — 0.17%
Celanese US Holdings
6.05% 3/15/25	1,310,000	1,306,011
6.165% 7/15/27	5,000	4,940

Newmont 2.60% 7/15/32	275,000	219,675
Sherwin-Williams 3.30% 5/15/50	1,775,000	1,221,176
		2,751,802
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.22%
Blackstone Holdings Finance 144A 2.00% 1/30/32 #	4,850,000	$ 3,574,731
		3,574,731
Capital Goods — 0.95%
Boeing
3.25% 2/1/28	160,000	145,579
3.75% 2/1/50	3,025,000	2,089,532

Eaton 4.15% 3/15/33	2,020,000	1,884,218
Lockheed Martin
3.90% 6/15/32 *	1,880,000	1,777,263
4.15% 6/15/53	440,000	375,686

Raytheon Technologies 2.25% 7/1/30	2,200,000	1,835,847
Standard Industries 144A 4.375% 7/15/30 #	2,098,000	1,714,086
Waste Management 3.15% 11/15/27	6,000,000	5,607,216
		15,429,427
Communications — 1.81%
AT&T
3.50% 9/15/53	2,550,000	1,732,560
3.65% 6/1/51	1,950,000	1,382,221

CCO Holdings 144A 4.25% 1/15/34 #	4,205,000	3,111,700
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,533,259
Comcast
3.45% 2/1/50	4,325,000	3,157,196
3.90% 3/1/38	3,500,000	3,030,034
4.25% 10/15/30	2,550,000	2,446,112
Crown Castle
1.05% 7/15/26	950,000	821,963
2.10% 4/1/31	1,815,000	1,434,857

Sprint 7.875% 9/15/23	2,235,000	2,271,176
T-Mobile USA 3.875% 4/15/30	4,425,000	4,018,611
Verizon Communications
2.875% 11/20/50	480,000	303,003
4.50% 8/10/33	4,000,000	3,755,655

Warnermedia Holdings 144A 5.141% 3/15/52 #	635,000	464,075
		29,462,422
Consumer Cyclical — 0.43%
Amazon.com
2.50% 6/3/50	750,000	476,087
3.60% 4/13/32 *	600,000	550,848

Carnival 144A 4.00% 8/1/28 #	985,000	805,100
Home Depot 3.35% 4/15/50	5,300,000	3,916,388
VICI Properties 4.95% 2/15/30	1,220,000	1,162,986
		6,911,409

2    NQ-IV017 [12/22] 2/23 (2745481)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 1.20%
Coca-Cola 2.25% 1/5/32	4,400,000	$ 3,702,866
CVS Health
4.78% 3/25/38	1,085,000	992,692
5.05% 3/25/48	1,020,000	920,688
GE HealthCare Technologies
144A 5.60% 11/15/25 #	370,000	372,676
144A 5.65% 11/15/27 #	370,000	374,978

JBS USA 144A 3.00% 2/2/29 #	793,000	658,043
Johnson & Johnson 3.40% 1/15/38	9,000,000	7,675,019
Merck & Co. 2.75% 12/10/51	3,750,000	2,523,863
Nestle Holdings 144A 4.00% 9/24/48 #	2,150,000	1,821,139
Royalty Pharma 3.55% 9/2/50	444,000	285,486
Zoetis 5.40% 11/14/25	215,000	219,530
		19,546,980
Electric — 1.34%
Ameren Illinois 3.25% 3/15/50	2,000,000	1,442,339
Appalachian Power 4.50% 8/1/32	1,775,000	1,660,257
Berkshire Hathaway Energy 144A 4.60% 5/1/53 #	3,000,000	2,621,553
Commonwealth Edison 2.20% 3/1/30	2,650,000	2,227,594
Duke Energy Carolinas 3.95% 11/15/28	2,340,000	2,250,025
Entergy
2.80% 6/15/30	1,765,000	1,494,855
3.75% 6/15/50	700,000	518,659

Florida Power & Light 3.15% 10/1/49	2,575,000	1,867,275
Indianapolis Power & Light 144A 5.65% 12/1/32 #	550,000	565,828
NextEra Energy Capital Holdings 3.00% 1/15/52	635,000	417,447
Oglethorpe Power 5.05% 10/1/48	1,584,000	1,361,907
Oncor Electric Delivery 2.75% 5/15/30	2,550,000	2,226,764
PacifiCorp 5.35% 12/1/53	295,000	293,793
Southern 5.70% 10/15/32	640,000	656,661
Southern California Edison
3.45% 2/1/52	859,000	615,225
4.125% 3/1/48	2,000,000	1,605,505
		21,825,687
Energy — 0.51%
BP Capital Markets America 2.721% 1/12/32	760,000	635,483
Cheniere Energy Partners 3.25% 1/31/32	880,000	700,530
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy 4.25% 3/15/52	160,000	$ 117,775
Energy Transfer 5.75% 2/15/33	280,000	274,480
EQT 6.125% 2/1/25	3,600,000	3,614,328
Targa Resources Partners 5.00% 1/15/28	1,535,000	1,466,828
Valero Energy 3.65% 12/1/51	2,195,000	1,559,712
		8,369,136
Finance Companies — 0.30%
AerCap Ireland Capital DAC 6.50% 7/15/25	1,750,000	1,774,893
Air Lease
2.875% 1/15/32	1,560,000	1,243,271
5.85% 12/15/27	360,000	360,228

Aviation Capital Group 144A 3.50% 11/1/27 #	1,635,000	1,430,643
		4,809,035
Information Technology — 1.45%
Apple
2.65% 5/11/50	1,325,000	882,926
2.65% 2/8/51	1,325,000	880,177
Autodesk
2.40% 12/15/31	605,000	484,860
2.85% 1/15/30	4,500,000	3,879,113

CDW 3.276% 12/1/28	325,000	278,861
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,170,162
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	488,964
Iron Mountain 144A 5.25% 7/15/30 #	517,000	450,439
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,595,000	1,327,272
Microsoft 3.45% 8/8/36	2,240,000	1,990,420
Oracle
5.80% 11/10/25	145,000	148,407
6.15% 11/9/29	310,000	322,503

PayPal Holdings 3.90% 6/1/27 *	140,000	134,940
Thomson Reuters 3.35% 5/15/26	2,575,000	2,439,145
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,728,480
Visa 2.70% 4/15/40	3,060,000	2,330,606

NQ-IV017 [12/22] 2/23 (2745481)    3

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Information Technology (continued)
Workday
3.50% 4/1/27	75,000	$ 70,206
3.70% 4/1/29	155,000	142,529
3.80% 4/1/32	1,560,000	1,381,430
		23,531,440
Insurance — 0.68%
Aon 5.00% 9/12/32	2,080,000	2,063,361
Athene Holding
3.45% 5/15/52	1,275,000	787,566
3.95% 5/25/51	565,000	383,525

Berkshire Hathaway Finance 3.85% 3/15/52	2,885,000	2,314,829
Humana
5.75% 3/1/28	405,000	414,273
5.875% 3/1/33	155,000	160,508

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,837,909
UnitedHealth Group 3.05% 5/15/41	1,500,000	1,133,320
		11,095,291
Natural Gas — 0.12%
Atmos Energy
2.85% 2/15/52	495,000	322,596
5.75% 10/15/52	885,000	929,367

Southern Co. Gas Capital 5.15% 9/15/32	784,000	771,863
		2,023,826
Real Estate Investment Trusts — 0.40%
American Homes 4 Rent 3.625% 4/15/32	310,000	261,589
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,809,063
Digital Realty Trust
4.45% 7/15/28	390,000	369,973
5.55% 1/15/28	680,000	685,720

Extra Space Storage 2.35% 3/15/32	4,400,000	3,340,548
		6,466,893
Transportation — 0.02%
Burlington Northern Santa Fe 2.875% 6/15/52	455,000	305,528
		305,528
Total Corporate Bonds (cost $217,463,098)		189,073,680

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 3.54%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	$ 5,889,859
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,229,777
Series 2022-BNK39 A4 2.928% 2/15/55	8,345,000	7,041,556
Series 2022-BNK39 B 3.239% 2/15/55 •	588,000	437,600
Series 2022-BNK39 C 3.27% 2/15/55 •	432,000	294,406
Series 2022-BNK40 A4 3.394% 3/15/64 •	8,150,000	7,161,685
Series 2022-BNK40 B 3.394% 3/15/64 •	1,000,000	757,315
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,607,321
Series 2022-B32 B 3.202% 1/15/55 •	975,000	710,005
Series 2022-B32 C 3.454% 1/15/55 •	1,196,000	813,747
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,166,497
Series 2022-B33 B 3.615% 3/15/55 •	500,000	387,541
Series 2022-B33 C 3.615% 3/15/55 •	500,000	360,456

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/17/55 •	4,500,000	3,904,615
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.658% 11/15/54	8,355,000	6,799,601
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,004,434)		57,561,981

US Treasury Obligations — 14.75%
US Treasury Bonds
1.75% 8/15/41	8,370,000	5,731,979
2.25% 2/15/52	1,115,000	775,796
3.00% 8/15/52	1,460,000	1,203,359
4.00% 11/15/52	11,660,000	11,680,041

US Treasury Floating Rate Note 4.60% (USBMMY3M + 0.14%) 10/31/24 •	29,725,000	29,694,431
US Treasury Notes
0.125% 4/30/23	78,500,000	77,421,857
0.125% 8/31/23	3,200,000	3,103,474
2.00% 5/31/24	5,000	4,818

4    NQ-IV017 [12/22] 2/23 (2745481)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.375% 3/31/29	580,000	$ 527,472
3.875% 11/30/27 *	6,385,000	6,351,080
3.875% 11/30/29	3,520,000	3,497,175
4.00% 12/15/25	2,135,000	2,121,656
4.125% 10/31/27	2,335,000	2,343,756
4.125% 11/15/32 *	20,765,000	21,194,900
4.25% 10/15/25	51,815,000	51,782,616
4.375% 10/31/24	22,520,000	22,457,543
Total US Treasury Obligations (cost $244,065,723)		239,891,953
	Number of shares
Common Stocks — 55.63%
Communications — 2.73%
Alphabet Class A †	176,627	15,583,800
Alphabet Class C †	153,020	13,577,465
Take-Two Interactive Software †	146,955	15,302,424
		44,463,689
Consumer Discretionary — 3.64%
Amazon.com †	196,870	16,537,080
Aptiv †	213,775	19,908,866
AutoZone †	9,256	22,826,962
		59,272,908
Consumer Staples — 2.41%
Costco Wholesale	34,910	15,936,415
Sysco	304,688	23,293,398
		39,229,813
Energy — 2.22%
ConocoPhillips	198,754	23,452,972
Schlumberger	237,373	12,689,961
		36,142,933
Financials — 10.45%
American Express	79,976	11,816,454
Aon Class A	46,303	13,897,382
Artisan Partners Asset Management Class A	348,433	10,348,460
Bank of America	319,009	10,565,578
Blackstone *	180,941	13,424,013
Charles Schwab	243,773	20,296,540
CME Group	58,694	9,869,983
Discover Financial Services	37,832	3,701,104
Intercontinental Exchange	85,088	8,729,178
KKR & Co.	364,288	16,910,249
Morgan Stanley	265,432	22,567,029
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Progressive	214,907	$ 27,875,587
		170,001,557
Healthcare — 8.90%
Danaher	87,123	23,124,187
Eli Lilly & Co.	32,552	11,908,824
HCA Healthcare	104,248	25,015,350
UnitedHealth Group	100,150	53,097,527
Vertex Pharmaceuticals †	43,230	12,483,959
Zoetis	130,954	19,191,309
		144,821,156
Industrials — 7.30%
Airbus ADR	767,386	22,760,669
Deere & Co.	48,135	20,638,362
Equifax	92,451	17,968,776
Raytheon Technologies	124,479	12,562,421
Union Pacific	66,155	13,698,716
United Rentals †	87,264	31,015,371
		118,644,315
Information Technology — 13.33%
Apple	206,592	26,842,499
Applied Materials	177,122	17,248,140
Intuit	39,889	15,525,597
Mastercard Class A	47,478	16,509,525
Microchip Technology	348,376	24,473,414
Microsoft	296,915	71,206,155
TE Connectivity	212,800	24,429,440
VeriSign †	84,481	17,355,777
Zebra Technologies Class A †	12,194	3,126,663
		216,717,210
Materials — 2.74%
Linde	81,862	26,701,747
Sherwin-Williams	75,161	17,837,960
		44,539,707
Utilities — 1.91%
NextEra Energy	370,732	30,993,195
		30,993,195
Total Common Stocks (cost $835,975,322)		904,826,483

Exchange-Traded Funds — 3.14%
iShares 0-5 Year Investment Grade Corporate Bond ETF*	365,148	17,475,984
Vanguard Russell 2000 ETF*	476,468	33,529,053
Total Exchange-Traded Funds (cost $54,038,246)		51,005,037

NQ-IV017 [12/22] 2/23 (2745481)    5

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.24%
Money Market Mutual Funds — 1.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,058,214	$ 5,058,214
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	5,058,214	5,058,214
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	5,058,214	5,058,214
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	5,058,214	5,058,214
Total Short-Term Investments (cost $20,232,856)		20,232,856

Total Value of Securities Before Securities Lending Collateral—99.81% (cost $1,617,608,143)		1,623,299,516

Securities Lending Collateral — 1.63%
Money Market Mutual Fund — 1.63%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	26,521,731	26,521,731
Total Securities Lending Collateral (cost $26,521,731)		26,521,731

Total Value of Securities—101.44% (cost $1,644,129,874)		1,649,821,247■
Obligation to Return Securities Lending Collateral — (1.63%)		(26,521,731)
Receivables and Other Assets Net of Liabilities — 0.19%★		3,050,838
Net Assets Applicable to 89,990,095 Shares Outstanding—100.00%		$1,626,350,354

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $32,608,448, which represents 2.01% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
■	Includes $34,000,411 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $8,776,829.
★	Includes $365,992 cash collateral held at broker for futures contracts as of December 31, 2022.

6    NQ-IV017 [12/22] 2/23 (2745481)

(Unaudited)
 The following futures contract were outstanding at December 31,2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
530	US Treasury 5 yr Notes	$57,202,736	$57,199,572	3/31/23	$3,164	$(45,548)
(116)	US Treasury 10 yr Notes	(13,026,438)	(13,227,338)	3/22/23	200,900	16,312
(222)	US Treasury 10 yr Ultra Notes	(26,258,438)	(26,294,311)	3/22/23	35,873	13,875
21	US Treasury Ultra Bonds	2,820,563	2,814,159	3/22/23	6,404	(10,500)
Total Futures Contracts			$20,492,082		$246,341	$(25,861)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
NQ-IV017 [12/22] 2/23 (2745481)    7